UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

		MIDAS FUND
		SCHEDULE OF PORTFOLIO INVESTMENTS
		March 31, 2017
		(Unaudited)

	Shares		Value
		Bullion Shares (8.98%)
		Exchange Traded Funds (8.98%)
	24,643	iShares Silver Trust (a)	$ 425,092
	11,600	SPDR Gold Trust (a)	1,377,152
		Total bullion (Cost $1,528,454)	1,802,244

		Common Stocks (97.04%)
		Major Precious Metals Producers (36.99%)
	35,000	Agnico Eagle Mines Limited (b)	1,485,400
	55,000	AngloGold Ashanti Ltd. ADR (a)	592,350
	45,000	Compania de Minas Buenaventura S.A.A.	541,800
	55,000	Goldcorp Inc. (b)	802,450
	45,000	Newmont Mining Corporation (b)	1,483,200
	15,000	Randgold Resources Limited ADR	1,309,200
	29,749	Rio Tinto plc ADR	1,210,189
			7,424,589

		Intermediate Precious Metals Producers (24.34%)
	200,000	B2Gold Corp. (a)	566,000
	85,000	Detour Gold Corp. (a) (b)	971,319
	225,000	Eldorado Gold Corp. Ltd. (b)	767,250
	125,000	New Gold Inc. (a) (b)	372,500
	241,000	OceanaGold Corporation	711,986
	1,145,001	Resolute Mining Ltd.	1,135,506
	45,000	Tahoe Resources Inc. (b)	361,350
			4,885,911

		Junior Precious Metals Producers (9.00%)
	225,000	Alamos Gold Inc. (b)	1,806,750

		Exploration and Project Development Companies (4.34%)
	180,000	Ivanhoe Mines Ltd. Class A (a)	626,256
	150,000	Platinum Group Metals Ltd. (a)	244,500
			870,756

		Other Natural Resources Companies (22.37%)
	20,800	BHP Billiton Limited	755,456
	34,534	Ciner Resources LP	985,255
	3,900	Compass Minerals International, Inc. (b)	264,615
	10,000	Franco-Nevada Corp. (b)	655,100
	8,000	Johnson Matthey PLC	308,112
	8,000	Minerals Technologies Inc. (b)	612,800
	3,519	Nucor Corp. (b)	210,155
	17,500	Osisko Gold Royalties Ltd. (b)	193,941
	2,694	Sociedad Quimica Y Minera De Chile S.A.	92,593
	8,320	South32 Limited	87,194
	2,000	Spectra Energy Partners, LP	87,320
	2,678	Syngenta AG ADR	237,003
			4,489,544

		Total common stocks (Cost $29,889,758)	19,477,550

		Money Market Fund (0.83%)
	165,870	State Street Institutional U.S. Government Money Market Fund, Administration Class shares,
		7 day annualized yield 0.37% (Cost $165,870)	165,870

		Total investments (Cost $31,584,082) (106.85%)	21,445,664

		Liabilities in excess of other assets (-6.85%)	(1,374,512)

		Net assets (100.00%)	$ 20,071,152

(a)	Non-income producing.
(b)
All or a portion of this security has been pledged as collateral pursuant to a liquidity agreement entered into with State Street Bank and Trust Company (the "Liquidity Agreement").  As of March 31, 2017, the value of securities pledged as collateral was $2,637,023.

ADR means "American Depositary Receipt."

		MIDAS MAGIC
		SCHEDULE OF PORTFOLIO INVESTMENTS
		March 31, 2017
		(Unaudited)

	Shares		Value
		Common Stocks (103.02%)
		Biological Products, Except Diagnostic Substances (1.79%)
	900	Biogen Inc. (a) (b)	$ 246,078

		Cable and Other Pay Television Services (0.54%)
	650	The Walt Disney Company	73,704

		Children's Clothing Industry (1.44%)
	2,200	Carter's, Inc. (a)	197,560

		Drilling Oil & Gas Wells (2.26%)
	25,000	Transocean Ltd. (a) (b)	311,250

		Electronic Computers (2.51%)
	2,400	Apple Inc. (a)	344,784

		Fire, Marine & Casualty Insurance (10.09%)
	8,330	Berkshire Hathaway, Inc. Class B (a) (b)	1,388,444

		Industrial Organic Chemicals (2.01%)
	19,500	FutureFuel Corp. (a)	276,510

		Industrial Trucks, Tractors, Trailers, and Stackers (1.95%)
	4,000	PACCAR Inc. (a)	268,800

		Information Retrieval Services (10.47%)
	1,700	Alphabet Inc. Class A (a) (b)	1,441,260

		Investment Advice (3.99%)
	1,197	Diamond Hill Investment Group, Inc. (a)	232,876
	12,000	Federated Investors, Inc. (a)	316,080
			548,956

		Jewelry Stores (1.64%)
	3,250	Signet Jewelers Limited (a)	225,128

		Leather & Leather Products (1.84%)
	6,650	Michael Kors Holdings Limited (a) (b)	253,431

		Motor Vehicle Parts and Accessories (0.91%)
	3,200	Gentherm Incorporated (a) (b)	125,600

		National Commercial Banks (5.23%)
	8,200	JPMorgan Chase & Co.	720,288

		Ordnance & Accessories (2.53%)
	6,500	Sturm, Ruger & Company, Inc. (a)	348,075

		Other Real Estate Operators (1.79%)
	10,000	Marcus & Millichap, Inc. (a) (b)	245,800

		Pharmaceutical Preparations (12.56%)
	11,000	Johnson & Johnson (a)	1,370,050
	2,650	United Therapeutics Corporation (a) (b)	358,757
			1,728,807

		Radio & TV Broadcasting & Communications Equipment (2.41%)
	6,600	Ubiquiti Networks, Inc. (b)	331,716

		Railroad Equipment (3.85%)
	12,300	The Greenbrier Companies, Inc. (a)	530,130

		Retail - Auto Dealers & Gasoline Stations (2.07%)
	4,600	Copart, Inc. (a) (b)	284,878

		Retail - Drug Stores and Proprietary Stores (1.92%)
	4,000	Express Scripts Holding Company (b)	263,640

		Retail - Home Furniture, Furnishings & Equipment Stores (1.95%)
	5,000	Williams-Sonoma, Inc.	268,100

		Retail - Miscellaneous Shopping Goods Stores (3.55%)
	5,082	Dick's Sporting Goods, Inc. (a)	247,290
	8,200	Hibbett Sports, Inc. (a) (b)	241,900
			489,190
		Rubber & Plastics Footwear (0.40%)
	1,000	NIKE, Inc. (a)	55,730

		Security & Commodity Brokers, Dealers, Exchanges & Services (1.83%)
	3,700	T. Rowe Price Group, Inc. (a)	252,155

		Security Brokers, Dealers, and Flotation Companies (1.38%)
	6,400	GAMCO Investors, Inc. (a)	189,376

		Semiconductors and Related Devices (1.73%)
	1,500	IPG Photonics Corporation (a) (b)	181,050
	1,750	Taiwan Semiconductor Manufacturing Co. Ltd.	57,470
			238,520

		Services - Advertising Agencies (2.24%)
	3,575	Omnicom Group Inc. (a)	308,201

		Services - Business Services (11.52%)
	14,100	Mastercard Incorporated Class A (a)	1,585,827

		Services - Computer Processing & Data Preparation (2.31%)
	2,600	DST Systems, Inc. (a)	318,500

		Services - Help Supply Services (2.31%)
	6,500	Robert Half International Inc. (a)	317,395

		Total common stocks (Cost $8,794,090)	14,177,833

		Money Market Fund (2.95%)
	406,327	State Street Institutional U.S. Government Money Market Fund, Administration Class shares,
		7 day annualized yield 0.37% (Cost $406,327)	406,327

		Total investments (Cost $9,200,417) (105.97%)	14,584,160

		Liabilities in excess of other assets (-5.97%)	(821,478)

		Net assets (100.00%)	$ 13,762,682

(a)	All or a portion of this security has been pledged as collateral pursuant to the Liquidity Agreement. As of March 31, 2017, the value of securities pledged as collateral was $1,533,871.
(b)	Non-income producing.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities generally are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected close of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Funds may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Gold and silver bullion generally are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies generally are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the investment manager (the "Investment Manager"), under the direction of or pursuant to procedures approved by the Funds' Board of Trustees. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

The following is a summary of the inputs used as of March 31, 2017 in valuing each Fund's assets. Refer to each Fund's Schedule of Portfolio Investments for detailed information on specific investments:

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Bullion shares	$ 1,802,244	$ -	$ -	$ 1,802,244
Common stocks	19,477,550	-		19,477,550
Money market fund	165,870	-	-	165,870
Total investments, at value	$ 21,445,664	$ -	$ -	$ 21,445,664

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 14,177,834	$ -	$ -	$ 14,177,834
Money market fund	406.327	-	-	406,327
Total investments, at value	$ 14,584,161	$ -	$ -	$ 14,584,161

There were no securities transferred from level 1 on December 31, 2016 to level 2 on March 31, 2017.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of March 31, 2017, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$ 31,584,082	$ 2,298,393	$ (12,436,811)	$ (10,138,418)
Midas Magic	$ 9,200,417	$ 5,588,760	$ (205,017)	$ 5,383,743

Portfolio Concentration
Each Fund operates as a "non-diversified" investment company, which means that the portion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended, and the amount of the outstanding voting securities of a particular issuer held by a Fund is not limited. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund's total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund's portfolio, although no single investment can exceed 25% of a Fund's total assets at the time of purchase. A more concentrated portfolio may cause a Fund's net asset value to be more volatile and thus may subject shareholders to more risk.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as "Brexit." It is expected that the UK will exit the EU within two years; however, the exact time frame for the UK's exit is unknown. There is still considerable uncertainty relating to the potential consequences of the withdrawal, including how the financial markets will react. In light of the uncertainties surrounding the impact of the Brexit on the broader global economy, the negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could have an adverse effect on the value of a Fund's investments.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2017

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 26, 2017

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)